Income Taxes - Summary of Changes in Unrecognized Income Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of period	$ 28,442	$ 21,890	$ 20,102
Gross increases - tax positions in prior period	5,997	6,408	4,606
Gross decreases - tax positions in prior period	(7,967)	(277)	(839)
Gross increases - tax positions in current period	13,908	7,970	1,488
Foreign exchange rate movements	49		161
Foreign exchange rate movements		(275)
Lapse of statute	(696)	(7,274)	(3,628)
Unrecognized tax benefit at end of period	$ 39,733	$ 28,442	$ 21,890